Basic and Diluted Net Loss per Share - Basic and Diluted Net Loss per Share (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Jun. 09, 2021
Earnings Per Share [Abstract]
Net loss attributable to common stockholders, basic | $	$ (50,315)	$ (15,619)
Net loss attributable to common stockholders, diluted | $	$ (50,315)	$ (15,619)
Weighted average common shares outstanding (in shares)	84,481,251	32,990,651
Weighted-average unvested restricted shares and shares subject to repurchase (in shares)	(17,170)	(3,900,873)
Weighted average shares used in computing net loss per share attributable to common stockholders, basic (in shares)	84,464,081	29,089,778
Weighted average shares used in computing net loss per share attributable to common stockholders, diluted (in shares)	84,464,081	29,089,778
Net loss per share attributable to common stockholders, basic (in dollars per share) | $ / shares	$ (0.60)	$ (0.54)
Net loss per share attributable to common stockholders, diluted (in dollars per share) | $ / shares	$ (0.60)	$ (0.54)
Recapitalization exchange ratio	3.6281		3.6281